  As filed with the Securities and Exchange Commission on January 22, 1999

                                                    Registration No. 333 - 7509
                                                                     811 - 7689

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

-------------------------------------------------------------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 6
                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 7
                                       ---

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                -----------------------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

-----   on May 1, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485.


        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

  X     on May 1, 1999  pursuant to paragraph (a)(i) of Rule 485
-----


If appropriate, check the following box:

         X      This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

The filing incorporates by reference the Prospectus, Statement of Additional Information and Part C of the Post-Effective Amendment No. 5 filed on July 16, 1998.

                             CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                  Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                     PART A
                                     ------

Item of Form N-4                                       Prospectus Caption
----------------                                       ------------------
 1.  Cover Page................................  Cover Page

 2.  Definitions...............................  Definitions

 3.  Synopsis..................................  Summary; Historical Performance Data

 4.  Condensed Financial Information...........  Condensed Financial Information;
                                                 Financial Statements

 5.  General Description of Registrant,
     Depositor and Portfolio Companies
     (a)  Depositor............................  PFL Life Insurance Company
     (b)  Registrant...........................  The Retirement Builder Accounts
     (c)  Portfolio Company....................  The Mutual Fund Account
     (d)  Fund Prospectus......................  Underlying Funds
     (e)  Voting Rights........................  Underlying Funds

 6.  Deductions and Expenses
     (a)  General..............................  Charges and Deductions
     (b)  Sales Load %.........................  Surrender Charge
     (c)  Special Purchase Plan................  N/A
     (d)  Commissions..........................  Distributor of the Policies
     (e)  Expenses - Registrant................  N/A
     (f)  Fund Expenses........................  Other Expenses including Investment
                                                 Advisory Fees
     (g)  Organizational Expenses..............  N/A

 7.  Policies
     (a)  Persons with Rights..................  The Policy; Election of Payment Option;
                                                 Annuity Payments; Annuity Commencement
                                                 Date; Voting Rights

     (b)  (i)   Allocation of Premium
                Payments.......................  Allocation of Premium Payments
          (ii)  Transfers......................  Transfers
          (iii) Exchanges......................  N/A

     (c)  Changes..............................  The Policy; Annuity Payment Options;
                                                 Premium Payments; Possible changes in
                                                 taxation; Addition, Deletion, or
                                                 Substitution of Investments


     (d)  Inquiries............................   Summary

 8.  Annuity Period............................   Annuity Payment Options;
         ......................................   Annuity Commencement Date

 9.  Death Benefit.............................   Death Benefit

10.  Purchases and Contract Value
     (a)  Purchases............................    Policy Application and Issuance of
          .....................................    Policies; Premium Payments
     (b)  Valuation............................    Policy Value; The Mutual Fund
          .....................................    Policy Value
     (c)  Daily Calculation....................    The Mutual Fund Policy Value
     (d)  Underwriter..........................    Distributor of the Policies

11.  Redemptions
     (a)  By Owners............................    Surrenders
          By Annuitant.........................    N/A
     (b)  Texas ORP............................    Restrictions Under the Texas Optional
          .....................................    Retirement Program
     (c)  Check Delay..........................    Payment Not Honored by Bank
     (d)  Lapse................................    N/A
     (e)  Free Look............................    Summary

12.  Taxes.....................................    Certain Federal Income Tax Consequences

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the
     Statement of Additional Information.......    Statement of Additional Information

                                     PART B
                                     ------
Item of Form N-4                                         Statement of Additional
----------------                                          Information Caption
                                                          -------------------
15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information and History...........    (Prospectus) PFL Life Insurance Company

18.  Services
     (a)  Fees and Expenses of Registrant......    N/A
     (b)  Management Policies..................    N/A
     (c)  Custodian............................    Custody of Assets


          Independent
          Auditors.............................    Independent Auditors
     (d)  Assets of Registrant.................    Custody of Assets
     (e)  Affiliated Person....................    N/A
     (f)  Principal Underwriter................    Distribution of the Policies

19.  Purchase of Securities Being Offered......    Distribution of the Policies
     Offering Sales Load.......................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                   (Prospectus) Distributor of the
                                                   Policies

21.  Calculation of Performance Data...........    Historical Performance Data

22.  Annuity Payments..........................    (Prospectus) Annuity Payment Options

23.  Financial Statements......................    Financial Statements

                          PART C -- OTHER INFORMATION
                          ---------------------------

Item of Form N-4                                                Part C Caption
----------------                                                --------------
24.  Financial Statements
     and Exhibits
     (a)  Financial Statements.................    Financial Statements
     (b)  Exhibits.............................    Exhibits

25.  Directors and Officers of
     the Depositor.............................    Directors and Officers of the Depositor

26.  Persons Controlled By or
     Under Common Control with the
     Depositor or Registrant...................    Persons Controlled By or Under Common Control
                                                   with the Depositor or Registrant

27.  Number of Contractowners..................    Number of Contractowners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts and Records..........    Location of Accounts and Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

     Signature Page............................    Signature Page

                                            RETIREMENT
                                        INCOME BUILDER
                                      VARIABLE ANNUITY

                                        Issued Through

       PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                                    by

                            PFL LIFE INSURANCE COMPANY



PROSPECTUS
MAY 1, 1999


This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Retirement Income Builder Variable Annuity Policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS:

 .  ARE NOT BANK DEPOSITS
 .  ARE NOT FEDERALLY INSURED
 .  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
 .  ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
 .  ARE SUBJECT TO RISKS, INCLUDING LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT OFFERED BY THE UNDERLYING FUNDS LISTED ABOVE. YOU CAN CHOOSE ANY APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED COMBINATION OF THESE INVESTMENT CHOICES. UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY:

     VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

     VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Investment Grade Bond
     VIP II Asset Manager
     VIP II Asset Manager:  Growth
     VIP II Index 500
     VIP II Contrafund

     VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities

The flexible premium annuity policy has several investment choices. There is a fixed account, which offers an interest rate that is guaranteed by PFL, and thirteen mutual fund portfolios offered by the underlying funds listed above. You can choose any combination of these investment choices.

TABLE OF CONTENTS                                          Page

SUMMARY...................................................

ANNUITY POLICY FEE TABLE..................................

EXAMPLES..................................................

1.   THE ANNUITY CONTRACT.................................

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)...................................
     Annuity Payment Options..............................

3.   PURCHASE.............................................
     Policy Issue Requirements............................
     Premium Payments.....................................
     Initial Premium Requirements.........................
     Additional Premium Payments..........................
     Maximum Total Premium Payments.......................
     Allocation of Premium Payments.......................
     Policy Value.........................................

4.   INVESTMENT CHOICES...................................
     The Separate Account.................................
     The Fixed Account....................................
     Transfers............................................
     Family Income Protector..............................
     Dollar Cost Averaging Program........................
     Asset Rebalancing....................................
     Telephone Transactions...............................

5.   EXPENSES.............................................
     Surrender Charges....................................
     Mortality and Expense Risk Fee.......................
     Administrative Charges...............................
     Premium Taxes........................................
     Federal, State and Local Taxes.......................
     Transfer Fee.........................................
     Family Income Protector..............................
     Portfolio Management Fees............................

6.   TAXES................................................
     Annuity Policies in General..........................
     Qualified and Nonqualified Policies..................
     Withdrawals - Nonqualified Policies..................
     Withdrawals - Qualified Policies.....................
     Withdrawals - 403(b) Policies........................
     Diversification and Distribution Requirements........
     Taxation of Death Benefit Proceeds...................
     Annuity Payments.....................................

7.   ACCESS TO YOUR MONEY.................................
     Surrenders...........................................
     Delay of Payment and Transfers.......................
     Excess Interest Adjustment...........................
     Policy Loans for 403(b) Policies.....................
     Systematic Payout Option.............................
     Nursing Care and Terminal Condition .................
         Withdrawal Option................................
     Unemployment Waiver..................................

8.   PERFORMANCE..........................................

9.   DEATH BENEFIT........................................
     When We Pay A Death Benefit..........................
     When We Do Not Pay A Death Benefit...................
     Amount of Death Benefit..............................
     Guaranteed Minimum Death Benefit.....................
     Adjusted Partial Withdrawal..........................

10.  OTHER INFORMATION....................................
     Ownership............................................
     Assignment...........................................
     PFL Life Insurance Company...........................
     The Separate Account.................................
     Mixed and Shared Funding.............................
     Reinstatements.......................................
     Voting Rights........................................
     Distributor of the Policies..........................
     Non-participating Policy.............................
     Variations in Policy Provisions......................
     Year 2000 Matters....................................
     IMSA.................................................
     Legal Proceedings....................................
     Financial Statements.................................

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION.................................

APPENDIX A
Condensed Financial Information...........................

APPENDIX B
Historical Performance Data...............................

APPENDIX C
Glossary of Special Terms.................................

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. WORDS PRINTED IN ITALICS IN THIS PROSPECTUS ARE DEFINED IN THE GLOSSARY, FOUND AT APPENDIX C.

1.   THE ANNUITY CONTRACT

The Flexible Premium Variable Annuity Policy offered by PFL Life Insurance Company (PFL, we, us or our) is a contract between you, as the owner, and PFL, an insurance company. The policy provides a way to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers thirteen subaccounts that are listed in Section 4. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that is guaranteed by PFL. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will determine the income payments you receive during the income phase.

2.    ANNUITY PAYMENTS  (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

3.   PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

4.   INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following portfolios described in the fund prospectuses:

MANAGED BY FIDELITY MANAGEMENT & RESEARCH COMPANY

     VIP Money Market
     VIP Equity-Income
     VIP Growth
     VIP High Income
     VIP Overseas
     VIP II Asset Manager
     VIP II Investment Grade Bond
     VIP II Asset Manager: Growth
     VIP II Index 500
     VIP II Contrafund
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payment to the fixed account.

5.   EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of the investment choices.

We may deduct a surrender charge of up to 6.0% of premium payments withdrawn within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. To calculate surrender charges, the first premium paid is considered to come out first.

Full surrenders and partial withdrawals from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% to 1.40% per year of the net assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender or payment of a death benefit.

If you elect the "family income protector" rider, there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you annuitize under this rider, then there is a stabilized payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

6.   TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income for federal tax purposes. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

7.   ACCESS TO YOUR MONEY

You can take money out anytime during the accumulation phase. You may take out up to 10% of the policy value free of surrender charges each year. The percentage that may be taken free of surrender charges is referred to as the cumulative free percentage. Any cumulative free percentage that is not taken in one year is carried forward and is available to be taken in the following policy year free of surrender charges. Amounts withdrawn in excess of the cumulative free percentage may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

8.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

 .      5% Annually Compounding
 .      Annual Step-Up
 .      Return of Premium

10.   OTHER INFORMATION

RIGHT TO CANCEL PERIOD. You may return your policy for a refund within 10 days after you receive it. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more than 10 days, or receive a refund of more (or less) than the policy value.

NO PROBATE. Usually when you die, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

WHO SHOULD PURCHASE THE POLICY? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

FINANCIAL INFORMATION. Condensed financial information for the subaccounts is in Appendix A to this prospectus. Financial Statements for PFL and the subaccounts are in the Statement of Additional Information.

ADDITIONAL FEATURES. This policy has additional features that might interest you. These include the following:

 .    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .    You can arrange to have a certain amount of money automatically invested, either monthly or quarterly, in your choice of subaccounts. This feature is called "dollar cost averaging."

 .    If yours is a "403(b) policy," then you may elect an endorsement allowing you to receive policy loans during the accumulation phase, subject to certain restrictions. This feature is called "policy loans for 403(b) policies."

 .    You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector."

 .    We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "asset rebalancing."

 .    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 .    Under certain unemployment circumstances, you may withdraw all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "unemployment waiver."

 .    You may make transfers and/or change the allocation of additional premium payments by telephone.

These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES

If you need more information, please contact us at:

           Administrative and Service Office
           Financial Markets Division
           Variable Annuity Department
           PFL Life Insurance Company
           4333 Edgewood Road N.E.
           P.O. Box 3183
           Cedar Rapids, IA  52406-3183

====================================================================================================================================


                                                     ANNUITY POLICY FEE TABLE

====================================================================================================================================

====================================================================================================================================


                                                                                    SEPARATE ACCOUNT ANNUAL EXPENSES
                POLICY OWNER TRANSACTION EXPENSES                                  (AS A PERCENTAGE OF ACCOUNT VALUE)
====================================================================================================================================

Sales Load On Purchase Payments.............................    0    Mortality and Expense Risk Fees/(4)/....................  1.25%
Maximum Surrender Charge                                             Administrative Charge...................................  0.15%
                                                                                                                              -----
     (as a % of Premium Payments Surrendered)/(1)(2)/.......    6%
Surrender Fees..............................................    0    TOTAL SEPARATE ACCOUNT
Service Charge/(2)/...........................      $30 Per Policy   ANNUAL EXPENSES.........................................  1.40%

Transfer Fee/(2)/...........................      Currently No Fee
Family Income Protector (optional)/(3)/
      Rider Fee............................................. 0.30%
====================================================================================================================================

====================================================================================================================================


                                                   PORTFOLIO ANNUAL EXPENSES/(5)/
                             (AS A PERCENTAGE OF AVERAGE NET ASSETS AND AFTER EXPENSE REIMBURSEMENTS)

====================================================================================================================================

                                                                                              RULE             TOTAL PORTFOLIO
                                                 MANAGEMENT FEES       OTHER EXPENSES      12B-1 FEES          ANNUAL EXPENSES
====================================================================================================================================
VIP Money Market.............................                                                 -
VIP High Income/(6)/.........................                                                 -
VIP Equity-Income............................                                                 -
VIP Growth/(6)/..............................                                                 -
VIP Overseas/(6)/............................                                                 -
VIP II Investment Grade Bond.................                                                 -
VIP II Asset Manager/(6)/....................                                                 -
VIP II Contrafund/(6)/.......................                                                 -
VIP II Asset Manager: Growth/(6)/............                                                 -
VIP II Index 500/(7)/........................                                                 -
VIP III Balanced/(6)/........................                                                 -
VIP III Growth Opportunities/(6)/............                                                 -
VIP III Growth & Income......................                                                 -
====================================================================================================================================

/(1)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 6% in the year in which the premium payment was made to 0% in the sixth year after the premium payment was made. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. If applicable, a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

/(2)/ The surrender charge and transfer fee, if any is imposed, apply to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers. Separate account annual expenses do not apply to the fixed account.

/(3)/ The annual rider fee is currently equal to 0.30% of the minimum annuitization value on the previous policy anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The stabilized payment fee is only charged if you annuitize under the family income protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The stabilized payment fee is currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the family income protector rider is added to your policy, neither the rider fee nor the stabilized payment fee that is in effect at that time will change during the life of that family income protector rider.

/(4)/ Mortality and expense risk fees shown (1.25%) are for the "5% Annually Compounding Death Benefit" and the "Annual Step-Up Death Benefit." The corresponding fees for the "Return of Premium Death Benefit" are 1.10% for each subaccount.

/(5)/ The fee table information relating to the underlying funds is for 1998 and was provided to PFL by the underlying funds, and PFL has not independently verified such information.

/(6)/ A portion of the brokerage commissions that certain funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses for 1998 presented in the table would have been: 0.__% for VIP Equity-Income Portfolio, 0.__% for VIP Growth Portfolio, 0.__% for VIP Overseas Portfolio, 0.__% for VIP II Asset Manager Portfolio, 0.__% for VIP II Contrafund Portfolio, 0.__% for VIP II Asset Manager: Growth Portfolio, 0.__% for VIP III Growth Opportunities Portfolio, 0.__% for VIP III Balanced Portfolio, and 0.__% for VIP High Income Portfolio.

/(7)/ Fidelity Management & Research Company agreed to reimburse a portion of Index 500 Portfolio's expenses during 1998. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been 0.__%, 0. __% and 0.__%.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the family income protector rider has been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10% charge)
B = 5 % Annually Compounding Death Benefit or the Annual Step-Up Death Benefit (1.25% charge)

====================================================================================================================================

                                                                                               IF THE POLICY IS ANNUITIZED AT
                                                    IF THE POLICY IS SURRENDERED          THE END OF THE APPLICABLE TIME PERIOD OR
                                                    AT THE END OF THE APPLICABLE            IF THE POLICY IS NOT SURRENDERED OR
                                                            TIME PERIOD.                                ANNUITIZED.
                                              ======================================================================================

SUBACCOUNTS                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
====================================================================================================================================
VIP Money Market                        A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP High Income                         A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income                       A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth                              A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP Overseas                            A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond            A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager                    A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth            A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund                       A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP II Index 500                        A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP III Balanced                        A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities            A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income                 A
                                        --------------------------------------------------------------------------------------------

                                        B
------------------------------------------------------------------------------------------------------------------------------------

The above table will assist you in understanding the costs and expenses of the policy and the underlying funds that you will bear, directly or indirectly. These include the 1998 expenses of the underlying funds. In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of premium payments may be applicable.

The examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In these examples, the $30 service charge is reflected as a charge of _____% based on an average policy value of $_______.

1.   THE ANNUITY CONTRACT

This prospectus describes the Retirement Income Builder Variable Annuity Policy offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers an interest rate that is guaranteed by PFL and which will not change during the selected guaranteed period. There may be different interest rates for each different guaranteed period selected.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments under the policy start. This is the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95.

Election of Annuity Payment Option. Before the annuity commencement date, if the
----------------------------------
annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Supplemental Policy. Once you annuitize and select an annuity payment option,
-------------------
your policy will be supplemented with who will receive the annuity payments and when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS

The policy provides five annuity payment options that are described below. You may chose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:
-----------------------------

     Fixed Payments

     . No Period Certain--We will make level payments only during the annuitant's lifetime.

     . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

     . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

     Variable Payments

     . No Period Certain--Payments will be made only during the lifetime of the annuitant.

     . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, are exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity.  You may choose between:
--------------------------------------------

     Fixed Payments

     . Payments are made during the joint lifetime of the payee and a joint payee of your selection. Payments will be made as long as either person is living.

     Variable Payments

     . Payments are made as long as either the payee or the joint payee is living.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:
--------------

IF:

 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity; and
 .    the annuitant(s) dies before the due date of the second
     annuity payment;

THEN:

 .    we may make only one annuity payment.

IF:

 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 .    the person receiving payments dies prior to the end of the guaranteed period;

THEN:
 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep PFL informed of the payee's current address of record.

3.   PURCHASE

POLICY ISSUE REQUIREMENTS

PFL will issue a policy IF:

 .     PFL receives all information needed to issue the policy;

 .     PFL receives a minimum initial premium payment; and

 .     You (annuitant and any joint owner) are age 80 or younger.

PREMIUM PAYMENTS

You should make checks or drafts for premium payments payable only to PFL Life Insurance Company and send them to the Administrative and Service Office. Your check or draft must be honored in order for PFL to pay any associated payments and benefits due under the policy.

INITIAL PREMIUM REQUIREMENTS

The initial premium payment for most policies must be at least $2,000. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

ADDITIONAL PREMIUM PAYMENTS

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information.

MAXIMUM TOTAL PREMIUM PAYMENTS

We allow premium payments up to a total of $1,000,000 without prior approval.

ALLOCATION OF PREMIUM PAYMENTS

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging fixed account, you must give us directions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described below under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

POLICY VALUE

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Holidays are generally not business days.

4.   INVESTMENT CHOICES

THE SEPARATE ACCOUNT

The Retirement Income Builder Variable Annuity separate account currently consists of thirteen subaccounts.

The Underlying Funds. The subaccounts invest in shares of the underlying funds.
--------------------
Fidelity Management & Research Company provides investment advice and administrative services for all of the underlying funds offered through this policy. The following subaccounts are currently offered:

 VARIABLE INSURANCE PRODUCTS FUND (VIP):
     VIP Money Market
     VIP High Income
     VIP Equity-Income
     VIP Growth
     VIP Overseas

VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
     VIP II Investment Grade Bond
     VIP II Asset Manager
     VIP II Asset Manager:  Growth
     VIP II Index 500
     VIP II Contrafund

VARIABLE INSURANCE PRODUCTS FUND III (VIP III):
     VIP III Balanced
     VIP III Growth & Income
     VIP III Growth Opportunities

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

More detailed information, including an explanation of the portfolios' investment objectives, may be found in the underlying funds' current prospectuses, which are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their investment advisors. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the separate account invests in the underlying funds.

THE FIXED ACCOUNT

PREMIUM PAYMENTS ALLOCATED AND AMOUNTS TRANSFERRED TO THE FIXED ACCOUNT BECOME PART OF THE GENERAL ACCOUNT OF PFL. INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. PFL HAS BEEN ADVISED THAT THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED ACCOUNT.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option period of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with the other general assets of PFL. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

TRANSFERS

During the accumulation phase, you may make transfers from any subaccount as often as you wish. However, transfers from a guaranteed period option of the fixed account are allowed only under the following circumstances:

 .    At the end of a guaranteed period: You must notify us within 30 days prior to the end of the guaranteed period that you wish to transfer this amount to another investment choice.

 .    Transfers of amounts equal to interest credited on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

There are no transfers permitted out of the dollar cost averaging fixed account except through the dollar cost averaging program.

Each transfer must be at least $500 (or the entire subaccount value), except for transfers of a guaranteed period option of the fixed account amounts equal to interest credited for which there is a minimum transfer amount of $50. If the subaccount value remaining after the transfer is less than $500, we reserve the right to include that amount as part of the transfer.

During the income phase of your policy, you may transfer values out of any subaccount up to four times per policy year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers. However, the number of transfers permitted may be limited in the future and charges per transfer may apply in the future.

FAMILY INCOME PROTECTOR

The family income protector assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees the amounts of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------

 .    the policy value on the date the rider is issued,

 .    plus any additional premium payments,

 .    minus an adjustment for any withdrawals made after the date the rider is issued,

 .    accumulated at the annual growth rate written on page one of the rider,

 .    minus any premium taxes.

The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 2. The family income protector payment options are:

 .    Life Income - An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 .    Joint and Full Survivor - An election may be made for "No Period Certain"
     or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used to calculate the family income protector payment and does not establish or guarantee a policy value or guarantee performance of any investment option.

Other benefits and fees under the rider (the rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the family income protector can be exercised, as well as the annual growth rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value within

30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade, the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. Please note that the benefits and fees under the new rider may differ from your benefits and fees prior to upgrading.

Conditions of Exercise of the Guaranteed Minimum Income Option. You can only
--------------------------------------------------------------
annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully -- If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income
--------------------------------------
protector are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

Under the family income protector, each annuity payment will be the greater of the stabilized payment or the payment calculated without regard to the stabilized payments. During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the Statement of Additional Information for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum
---------------------------------
annuitization value on the prior policy anniversary, is charged annually prior to annuitization. PFL may change the rider fee percentage in the future, but it will never be greater than 0.50%. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value; PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Stabilized Payment Fee. A stabilized payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. PFL may change the stabilized payment fee in the future, but it will never be greater than 2.25%. The stabilized payment fee is included on page one of the rider.

Termination.  The family income protector is irrevocable. You have the option
-----------
not to use the benefit but you will not receive a refund any fees you have paid. The family income protector will terminate upon the earliest of the following:

 .   annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),

 .   upgrade of the minimum annuitization value (although a new rider will be issued),

 .   termination of your policy, or

 .   30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

THE FAMILY INCOME PROTECTOR DOES NOT ESTABLISH OR GUARANTEE POLICY VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net.

The family income protector may not be available in all states.

DOLLAR COST AVERAGING PROGRAM

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account into one or more variable subaccounts. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 months or 8 quarterly transfers are allowed. Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. There is no charge for this program.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

ASSET REBALANCING

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

TELEPHONE TRANSACTIONS

You may make transfers and change the allocation of additional premium payments by telephone IF:

 .   you initial the "Telephone Transfer/Reallocation Authorization" box in the
    policy application or enrollment form; or

 .   you later make this request in writing.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received before 3:00 p.m. central time to assure same-day pricing of the transaction. We may discontinue this option at any time.

5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

SURRENDER CHARGES

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment and decreased by an applicable surrender charge. You can withdraw up to 10% of your policy value each year free of surrender charges. This free amount is cumulative and is referred to as the cumulative free percentage. If you withdraw money in excess of the cumulative free percentage, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the five years following each premium payment:

--------------------------------------------------------------
 NUMBER OF YEARS SINCE PREMIUM           PERCENTAGE OF
         PAYMENT DATE                  PREMIUM WITHDRAWN
--------------------------------------------------------------
             0 - 1                            6%
--------------------------------------------------------------
             1 - 2                            6%
--------------------------------------------------------------
             2 - 3                            6%
--------------------------------------------------------------
             3 - 4                            4%
--------------------------------------------------------------
             4 - 5                            2%
--------------------------------------------------------------
           5 or more                          0%
--------------------------------------------------------------

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your cumulative free percentage of 20% that is available at that time, you would pay a surrender charge of $600 on the remaining $10,000 (6% of $30,000 - $20,000).

For surrender charge purposes, the oldest premium is considered to be withdrawn first. After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option or unemployment waiver.

MORTALITY AND EXPENSE RISK FEE

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.10% of assets. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, the mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our surplus for any proper purpose, including distribution expenses.

ADMINISTRATIVE CHARGES

We deduct an annual administrative charge to cover the costs of administering the policies. This charge is equal to 0.15% per year of the daily net asset value of the separate account.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium, less all partial withdrawals, is at least $50,000.

PREMIUM TAXES

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .   you elect to begin receiving annuity payments;

 .   you surrender the policy; or

 .   you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

FEDERAL, STATE AND LOCAL TAXES

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

TRANSFER FEE

You are allowed to make 12 free transfers per year. If you make more than 12 transfers per year, we reserve the right to charge $10 for each transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

FAMILY INCOME PROTECTOR

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a stabilized payment fee of 1.25% of the daily net asset value if you annuitize under the rider.

PORTFOLIO MANAGEMENT FEES

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the "Fee Table" section of this prospectus and in the underlying fund's prospectus.

6.   TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY POLICIES IN GENERAL

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED POLICIES

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy. Examples of qualified plans are: Individual Retirement Annuities (IRAs), 403(b) plans (sometimes referred to as tax-sheltered annuities), certain deferred compensation plans known as "457 plans", and pension and profit sharing plans (which include 401(k) plans).

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

WITHDRAWALS - NONQUALIFIED POLICIES

If you make a withdrawal from your policy, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. A portion of each annuity payment is treated as a partial return of your premium payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includable in income.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .    paid on or after the taxpayer reaches age 59 1/2;

 .    paid after the taxpayer dies;

 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 .    paid under an immediate annuity; or

 .    which come from premium payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED POLICIES

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. We have provided more information in the Statement of Additional Information.

WITHDRAWALS - 403(B) POLICIES

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can only be made when an owner:

 .  reaches age 591/2;

 .  leaves his/her job;

 .  dies;

 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the policy to attempt to maintain favorable tax treatment.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 . if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

 For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because you died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

7.   ACCESS TO YOUR MONEY

SURRENDERS

You can have access to the money in your policy in several ways:

 .    by making a withdrawal (either a complete or partial withdrawal); or

 .    by taking annuity payments.

If you want to make a complete withdrawal, you will receive the value of your policy including an excess interest adjustment, minus:

 .  surrender charges;

 .  premium taxes; and

 .  service charges.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

DELAY OF PAYMENT AND TRANSFERS

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date all required information is received by PFL. PFL may be permitted to defer such payment from the separate account if:

 . the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

 . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in a guaranteed period option of the fixed account) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

There will be no excess interest adjustment on any of the following:

 .  lump sum withdrawals of the cumulative free percentage available;

 .  nursing care and terminal condition withdrawals;

 .  unemployment withdrawals;

 .  periodic withdrawals of cumulative interest credited;

 .  withdrawals to satisfy any minimum distribution requirements; and

 . systematic payout option payments, which do not exceed the cumulative interest credited.

Certain conditions must be satisfied. See the Statement of Additional Information for more details.

POLICY LOANS FOR 403(B) POLICIES

You may elect an endorsement allowing you to receive policy loans during the accumulation phase when:

 .  the policy is used in connection with a Tax Sheltered Annuity Plan under
   Section 403(b) of the Code; and

 .  the policy has been in force for at least 30 days.

The amount you may borrow against the policy is:

 . 75% of the policy value when all policy loans and unpaid accrued interest is less than or equal to $10,000;

 . or 50% of the policy value when all policy loans and unpaid accrued interest is greater than $10,000, but less than or equal to $50,000.

The minimum loan amount is $2,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans so that they comply with applicable tax requirements. Accordingly, you should consult a competent tax advisor before requesting a policy loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and used as collateral for all policy loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each policy anniversary we will compare the amount of the policy loan to the amount in the loan reserve. If all policy loans and unpaid accrued interest exceed the amount in the loan reserve, we will withdraw the difference from the separate account and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding policy loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the difference to the fixed account if the amount to establish the policy loan was transferred from the fixed account.

If all policy loans and unpaid accrued interest exceeds the policy value, we will mail notices to your last known address and to any assignee of record. If that amount is not paid within 20 days after we mail the notices, the policy will terminate without value.

Interest on the loan is 7% in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 5%. Principal and interest must be repaid:

 .  in level quarterly or monthly payments over a 5-year period; or

 . over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond your estimated retirement age.

IF:

 .  a repayment is not received within 20 days from the original due date;

THEN:

 . a distribution of all policy loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.

 This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the policy to not qualify under Section 403(b) of the Code.

You can repay any policy loan in full:

 .  while the policy is in force; and

 .  before the annuity commencement date.

Note carefully that if you do not repay your policy loan, this will reduce:

 .  the amount of any death proceeds;

 .  the amount payable upon partial withdrawal or full surrender;

 . and the amount applied on the annuity commencement date to provide annuity payments.

The loan date is the date we process the loan request. A $50 fee will be charged for each loan request, unless otherwise required by state law. You may only make one policy loan each year.

A payment received while a loan is outstanding will be treated as a premium payment unless you specify otherwise.

Policy loans may not be available in all states.

SYSTEMATIC PAYOUT OPTION

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

No surrender charges or excess interest adjustment will apply if you or your spouse has been:

 .  confined in a hospital or nursing facility for 30 days in a row; or

 . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

UNEMPLOYMENT WAIVER

No surrender charges or excess interest adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you must have been:

 .  employed full time for at least two years prior to becoming unemployed;
   and

 .  employed full time on the policy date; and

 .  unemployed for at least 60 days in a row at the time of withdrawal; and

 .  must have a minimum cash value at the time of withdrawal of $5,000.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal. This benefit may not be available in all states.

8.  PERFORMANCE

PFL periodically advertises performance of the various investment portfolios. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the separate account.

Fourth, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the separate account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.  DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase and the annuitant was also the owner. (If the annuitant was not the owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT

Before the Annuity Commencement Date
------------------------------------
We will pay a death benefit to your beneficiary IF:

 .  you are both the annuitant and the owner of the policy; and

 .  you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .  you are not the annuitant; and

 .  the annuitant dies before the annuity commencement date; and

 . you specifically requested that the death benefit be paid upon the annuitant's death.

If the new owner is not your spouse, then distribution requirements apply to the policy value. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

 .  you are not the annuitant; and

 .  you die on or after the annuity commencement date; and

 .  the entire interest in the policy has not been paid to you;

THEN:

 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

WHEN WE DO NOT PAY A DEATH BENEFIT

No death benefit is paid in the following cases:
-----------------------------------------------

IF:

 .  you are not the annuitant; and

 .  the annuitant dies prior to the annuity commencement date; and

 . you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:

 .  you will become the new annuitant and the policy will continue.

IF:

 .  you are not the annuitant; and

 .  you die prior to the annuity commencement date;

THEN:

 . the new owner may surrender the policy for the policy value increased or decreased by an excess interest adjustment.

Note carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

AMOUNT OF DEATH BENEFIT

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 .  policy value on the date we receive the required information; or

 .  cash value on the date we receive the required information; or

 . guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

GUARANTEED MINIMUM DEATH BENEFIT

On the policy application, you may choose one of the three guaranteed minimum death benefit options listed below.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit
-------------------------------
Total premium payments, less any adjusted partial withdrawals (discussed below) as of the date of death.

5% Annually Compounding Death Benefit
-------------------------------------
Total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death (but not later than your 81st birthday). There is an extra charge for this death benefit.

Annual Step-Up Death Benefit
----------------------------
On each policy anniversary before your 81st birthday, a new "stepped-up" death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

 . the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus

 .  any premium payments you have made since then; minus

 .  any adjusted partial withdrawals we have paid to you since then.

There is an extra charge for this death benefit.

IF, under all three death benefit options:

 . the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:

 .    we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

ADJUSTED PARTIAL WITHDRAWAL

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.   OTHER INFORMATION

OWNERSHIP

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

ASSIGNMENT

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. If the policy is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

THE SEPARATE ACCOUNT

PFL established a separate account, called the PFL Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 1996. The Retirement Income Builder Variable Annuity divisions of the separate account receive and currently invest the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or PFL.

The assets of the separate account are held in PFL's name on behalf of the separate account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The separate account includes other subaccounts that are not available under these policies.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the separate account.

MIXED AND SHARED FUNDING

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the underlying funds' prospectuses. The underlying funds are not limited to selling their shares to this separate account and are permitted to accept investments from any separate account of an insurance company. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying funds. See the underlying funds' prospectuses for more details.

REINSTATEMENTS

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

VOTING RIGHTS

PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

DISTRIBUTOR OF THE POLICIES

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). It was incorporated in Pennsylvania on March 12, 1986.

Commissions of up to 5% of premium payments will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the policies.

NON-PARTICIPATING POLICY

The policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the policy.

VARIATIONS IN POLICY PROVISIONS

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

New Jersey residents: Annuity payments must begin on or before the later of: (1) the policy anniversary that is closest to the annuitant's 70th birthday or (2) the 10th policy anniversary. You may not select a guaranteed period option that would extend beyond that date. Your options at the annuity commencement date are to elect a lump sum payment, or elect to receive annuity payments under one of the fixed payment options. New Jersey residents cannot elect variable payment options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

YEAR 2000 MATTERS

In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process, which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that specializes in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) develop an inventory of all applications; (2) evaluate all applications to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is believed that all mission critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through and including June 1999. As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

LEGAL PROCEEDINGS

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or PFL.

FINANCIAL STATEMENTS

The financial statements of PFL and the separate account are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

         Glossary of Terms
         The Policy--General Provisions
         Certain Federal Income Tax Consequences
         Investment Experience
         Historical Performance Data
         Published Ratings
         State Regulation of PFL
         Administration
         Records and Reports
         Distribution of the Policies
         Other Products
         Custody of Assets
         Legal Matters
         Independent Auditors
         Other Information
         Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                (Total Separate Account Annual Expenses: 1.40%)

==========================================================================================================================
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION
                                               AT BEGINNING OF YEAR         AT END OF YEAR        UNITS AT END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
VIP Money Market Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.040117              1,504,396.531
--------------------------------------------------------------------------------------------------------------------------
VIP High Income Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.163294                713,496.095
--------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.272579              2,325,232.286
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.230106              1,450,130.335
--------------------------------------------------------------------------------------------------------------------------
VIP Overseas Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.111441                702,293.009
--------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.080052              1,020,909.375
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.193482              1,048,640.321
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.237304                937,197.160
--------------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.315713              3,420,336.530
--------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.237079              1,948,498.226
--------------------------------------------------------------------------------------------------------------------------
VIP III Balanced Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.145544                280,038.882
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.236456               479,129.254
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.227778               791,157.687
==========================================================================================================================

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.25%)

=========================================================================================================================
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE  NUMBER OF ACCUMULATION
                                               AT BEGINNING OF YEAR         AT END OF YEAR        UNITS AT END OF YEAR
==========================================================================================================================
VIP Money Market Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.041652              1,538,095.590
--------------------------------------------------------------------------------------------------------------------------
VIP High Income Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.165012                790,218.659
--------------------------------------------------------------------------------------------------------------------------
VIP Equity-Income Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.274458              1,955,419.658
--------------------------------------------------------------------------------------------------------------------------
VIP Growth Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.231921              1,653,392.152
--------------------------------------------------------------------------------------------------------------------------
VIP Overseas Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.113081                560,955.405
--------------------------------------------------------------------------------------------------------------------------
VIP II Investment Grade Bond Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.081642                894,679.948
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.195229                713,379.802
--------------------------------------------------------------------------------------------------------------------------
VIP II Asset Manager: Growth Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.239118                465,131.055
--------------------------------------------------------------------------------------------------------------------------
VIP II Index 500 Subaccount
     1998.................................
    1997/(1)/.............................          $ 1.000000                $ 1.317652              2,083,207.545
--------------------------------------------------------------------------------------------------------------------------
VIP II Contrafund Subaccount
    1998..................................
    1997/(1)/.............................          $ 1.000000                $ 1.238907              1,157,189.672
--------------------------------------------------------------------------------------------------------------------------
VIP III Balanced Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.146670                184,894.892
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth & Income Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.237676                295,288.778
--------------------------------------------------------------------------------------------------------------------------
VIP III Growth Opportunities Subaccount
    1998..................................
    1997/(2)/.............................          $ 1.000000                $ 1.228996                856,473.567
--------------------------------------------------------------------------------------------------------------------------

(1)      Period from January 2, 1997 through December 31, 1997.
(2)      Period from May 1, 1997 through December 31, 1997.

                                  APPENDIX B

                           HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

PFL may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and are calculated according to guidelines from the SEC. They do not indicate future performance.

VIP Money Market Subaccount. The yield of the VIP Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1998, the yield of the VIP Money Market Subaccount was ____%, and the effective yield was ____% for the Return of Premium Death Benefit. For the seven days ended December 31, 1998, the yield of the VIP Money Market Subaccount was _____%, and the effective yield was _____% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

Other Subaccounts. The yield of a subaccount of the separate account (other than the VIP Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy, and they do not reflect the rider charge for the optional family income protector. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Annual Step-Up Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

==========================================================================================================================
                                                      TABLE 1
                                       STANDARD AVERAGE ANNUAL TOTAL RETURNS
==========================================================================================================================
                       5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT
                                  (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)
--------------------------------------------------------------------------------------------------------------------------
                                                 1 YEAR         5 YEAR      INCEPTION OF THE       SUBACCOUNT
                                                  ENDED         ENDED          SUBACCOUNT           INCEPTION
SUBACCOUNT                                      12/31/98       12/31/98       TO 12/31/98             DATE
--------------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

==========================================================================================================================
                                          RETURN OF PREMIUM DEATH BENEFIT
                                  (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.25%)
--------------------------------------------------------------------------------------------------------------------------
                                                 1 YEAR         5 YEAR      INCEPTION OF THE       SUBACCOUNT
                                                  ENDED         ENDED          SUBACCOUNT           INCEPTION
SUBACCOUNT                                      12/31/98       12/31/98       TO 12/31/98             DATE
--------------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

==========================================================================================================================

NON-STARDARDIZED PERFORMANCE DATA

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional guaranteed minimum income option.

=========================================================================================================================
                                                      TABLE 2
                                     NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS
                                          (ASSUMING NO SURRENDER CHARGE)
=========================================================================================================================
                       5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT
                                  (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)
-------------------------------------------------------------------------------------------------------------------------
                                                 1 YEAR         5 YEAR      INCEPTION OF THE       SUBACCOUNT
                                                  ENDED         ENDED          SUBACCOUNT           INCEPTION
SUBACCOUNT                                      12/31/98       12/31/98       TO 12/31/98             DATE
--------------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

==========================================================================================================================
                                          RETURN OF PREMIUM DEATH BENEFIT
                                  (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.25%)
--------------------------------------------------------------------------------------------------------------------------
                                                 1 Year         5 Year      Inception of the       Subaccount
                                                  Ended         Ended          Subaccount           Inception
Subaccount                                      12/31/98       12/31/98       to 12/31/98             Date
--------------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

=================================================================================================================================

Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data is not intended to indicate future performance.

For instance, as shown in Table 3, Table 3A, Table 4, and Table 4A below, PFL may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 and Table 3A assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 and Table 4A assumes that the policy is not surrendered, and therefore the surrender charge is not deducted.

The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1998, were as follows:

====================================================================================================================
                                   TABLE 3 (without the Family Income Protector)
                                Adjusted Historical Average Annual Total Returns *
====================================================================================================================
                       5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                                  (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

--------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

====================================================================================================================
  + Ten Year Date
====================================================================================================================

====================================================================================================================
                                    TABLE 3A (with the Family Income Protector)
                                Adjusted Historical Average Annual Total Returns *
====================================================================================================================
                       5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                                  (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

--------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

====================================================================================================================
  + Ten Year Date
====================================================================================================================

====================================================================================================================
                                   TABLE 4 (without the Family Income Protector)
                                Adjusted Historical Average Annual Total Returns *
                                          (Assuming No Surrender Charge)
====================================================================================================================
                       5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                                  (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

--------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

====================================================================================================================
 + Ten Year Date
====================================================================================================================

====================================================================================================================
                                    TABLE 4 (with the Family Income Protector)
                                Adjusted Historical Average Annual Total Returns *
                                          (Assuming No Surrender Charge)
====================================================================================================================
                       5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
                                  (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

--------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.25%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                  Corresponding
                                                                                10 Year             Portfolio
Subaccount                                       1 Year         5 Year        or Inception       Inception Date
--------------------------------------------------------------------------------------------------------------------
VIP High Income..............................
VIP Equity-Income............................
VIP Growth...................................
VIP Overseas.................................
VIP II Investment Grade Bond.................
VIP II Asset Manager.........................
VIP II Asset Manager: Growth.................
VIP II Contrafund............................
VIP II Index 500.............................
VIP III Balanced.............................
VIP III Growth Opportunities.................
VIP III Growth & Income......................

====================================================================================================================
 + Ten Year Date
====================================================================================================================

* The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

                                  APPENDIX C

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL, but in no event later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by or an amount was transferred to the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which may be offered by PFL and into which premium payments may be paid or amounts transferred.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

   (1) premium payments; minus

   (2) partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus

   (3) interest credited in the fixed account; plus

   (4) accumulated gains or losses in the separate account; minus

   (5) service charges, premium taxes and transfer fees, if any.

Separate Account--The Retirement Income Builder Variable Annuity division of the PFL Retirement Builder Variable Annuity Account. The PFL Retirement Income Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

          (NOTE: THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS A
                        MORE EXTENSIVE GLOSSARY.)

                      STATEMENT OF ADDITIONAL INFORMATION

                           RETIREMENT INCOME BUILDER
                               VARIABLE ANNUITY

                                Issued through

                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT


                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Retirement Income Builder Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND THE PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT.



Dated:   MAY 1, 1999

                               TABLE OF CONTENTS

                                                                                                                 Page
                                                                                                                 ----
GLOSSARY OF TERMS.............................................................................................
THE POLICY--GENERAL PROVISIONS................................................................................
     Owner....................................................................................................
     Entire Policy............................................................................................
     Misstatement of Age or Sex...............................................................................
     Addition, Deletion, or Substitution of Investments.......................................................
     Excess Interest Adjustment...............................................................................
     Reallocation of Policy Values After the Annuity Commencement Date........................................
     Annuity Payment Options..................................................................................
     Death Benefit............................................................................................
     Death of Owner...........................................................................................
     Assignment...............................................................................................
     Evidence of Survival.....................................................................................
     Non Participating........................................................................................
     Employee and Agent Purchases.............................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.......................................................................
     Tax Status of the Policy.................................................................................
     Taxation of PFL..........................................................................................
INVESTMENT EXPERIENCE.........................................................................................
     Accumulation Units.......................................................................................
     Annuity Unit Value and Annuity Payment Rates.............................................................
FAMILY INCOME PROTECTOR OPTION - HYPOTHETICAL ILLUSTRATION....................................................
HISTORICAL PERFORMANCE DATA...................................................................................
     Money Market Yields......................................................................................
     Other Subaccount Yields..................................................................................
     Total Returns............................................................................................
     Other Performance Data...................................................................................
     Adjusted Historical Performance Data.....................................................................
PUBLISHED RATINGS.............................................................................................
STATE REGULATION OF PFL.......................................................................................
ADMINISTRATION................................................................................................
RECORDS AND REPORTS...........................................................................................
DISTRIBUTION OF THE POLICIES..................................................................................
OTHER PRODUCTS................................................................................................
CUSTODY OF ASSETS.............................................................................................
LEGAL MATTERS.................................................................................................
INDEPENDENT AUDITORS..........................................................................................
OTHER INFORMATION.............................................................................................
FINANCIAL STATEMENTS..........................................................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments applied at the time of surrender or on the annuity commencement date.

Administrative and Service Office--Financial Markets Division Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL, but in no event later than the last day of the policy month following the month in which the annuitant attains age 95. The annuity commencement date may be required to be earlier for qualified policies.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage--The percentage (as applied to the policy value) which is available free of any surrender charge.

Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL, will constitute due proof of death.

Excess Interest Adjustment ("EIA")--A positive or negative adjustment to amounts withdrawn upon partial or full surrenders from the fixed account guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by or an amount was transferred to the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Withdrawal (EPW)--The portion of a partial withdrawal (surrender) that can be subject to a surrender charge.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which may be offered by PFL and into which premium payments may be paid or amounts transferred.

Investment Choices--Any of the guaranteed period options of the fixed account, the dollar cost averaging fixed account option, and any of the subaccounts of the separate account.

Nonqualified Policy--A policy other than a qualified policy.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

  (1) premium payments; minus

  (2) partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus

  (3) interest credited in the fixed account; plus

  (4) accumulated gains or losses in the separate account; minus

  (5) service charges, premium taxes and transfer fees, if any.

Policy Year--A policy year begins on the policy date and on each policy anniversary.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the code.

Separate Account--The Retirement Income Builder Variable Annuity division of the PFL Retirement Builder Variable Annuity Account. The PFL Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which premium payments under the policies may be allocated.

Service Charge--There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial withdrawals of premium payments to cover expenses relating to the sale of the policies.

Underlying Funds--The designated portfolios of: (1) the Variable Insurance Products Fund ("VIP"); (2) the Variable Insurance Products Fund II ("VIP II"); and (3) the Variable Insurance Products Fund III ("VIP III"), managed by Fidelity Management & Research Company.

Valuation Period--The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)--Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser. WORDS PRINTED IN ITALICS IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN THE GLOSSARY OF TERMS, FOUND ON PAGE 3.


                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A successor owner can be named in the policy application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner predeceases the annuitant. If no successor owner survives the owner and the owner predeceases the annuitant, the owner's estate will become the owner.

Note Carefully.  If the owner does not name a successor owner, the owner's
--------------
estate will become the new owner if the owner predeceases the annuitant. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no successor owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the successor owner within five years of the owner's death, or if the first payment begins within one year of the owner's death, payments must be made for a period certain which does not exceed that successor owner's life expectancy.

ENTIRE POLICY

The policy and any endorsements thereon and the policy application constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to PFL.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

PFL cannot and does not guarantee that any of the subaccounts or portfolios will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a subaccount and/or to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to an owner's interest in a subaccount will not be made without prior notice to the owner and the prior approval of the SEC. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by owners.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify owners and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by the owner, PFL will reinvest the amounts invested in the eliminated subaccount in the subaccount that invests in the Money Market portfolio (or in a similar portfolio of money market instruments) or in another subaccount, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may
(1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

The formula which will be used to determine the excess interest adjustment is:

                               S*(G - C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment

G  =  Guaranteed Interest Rate applicable to S.

C = Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than "M". If this policy form or such a guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

* = multiplication

/\ = exponentiation


               EXAMPLE 1 (FULL SURRENDER, RATES INCREASE BY 3%):
               -------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Single Premium:                                                  $50,000
---------------------------------------------------------------------------------------------------------------------------
Guarantee Period:                                                5 Years
---------------------------------------------------------------------------------------------------------------------------
Guarantee Rate:                                                  5.50% per annum
---------------------------------------------------------------------------------------------------------------------------
Full Surrender:                                                  Middle of Contract Year 3
---------------------------------------------------------------------------------------------------------------------------
Policy Value ("PV") at middle of Contract Year 3                 = 50,000* (1.055) /\ 2.5 = 57,161.18
---------------------------------------------------------------------------------------------------------------------------
Surrender Charge Free Amount at middle of Policy
Year 3                                                           = 57,161.18* .30 = 17,148.35
---------------------------------------------------------------------------------------------------------------------------
EIA Free Amount at middle of policy year 3                       = 57,161.18 - 50,000 = 7,161.18
---------------------------------------------------------------------------------------------------------------------------
Amount Subject to EIA                                            = 57,161.18 - 7,161.18 = 50,000.00
---------------------------------------------------------------------------------------------------------------------------
EIA Floor                                                        = 50,000* (1.03) /\ 2.5 = 53,834.80
---------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment
G = .055
C = .085
M = 30
---------------------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment                                       = S* (G - C)* (M/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                 = 50,000.00* (.055 - .085)* (30/12)
---------------------------------------------------------------------------------------------------------------------------
                                                                 = -3,750.00, but excess interest adjustment cannot cause
                                                                 the adjusted policy value to fall below the floor, so
                                                                 the adjustment is limited to 53,834.80 - 57,161.18 =
                                                                 -3,326.38
---------------------------------------------------------------------------------------------------------------------------
Adjusted Policy Value                                            = PV + EIA = 57,161.18 - 3,326.38 = 53,834.80
---------------------------------------------------------------------------------------------------------------------------
Surrender Charge                                                 = (50,000- 17,148.35)* .06 = 1,971.10
---------------------------------------------------------------------------------------------------------------------------
Cash Value at middle of policy year 3                            = PV + EIA- Surrender Charge
---------------------------------------------------------------------------------------------------------------------------
                                                                 = 57,161.18 - 3,326.38 - 1,971.10
---------------------------------------------------------------------------------------------------------------------------
                                                                 = 51,863.70
---------------------------------------------------------------------------------------------------------------------------

               EXAMPLE 2 (FULL SURRENDER, RATES DECREASE BY 1%):
               -------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Single Premium:                                                  $50,000
----------------------------------------------------------------------------------------------------------------
Guarantee Period:                                                5 Years
----------------------------------------------------------------------------------------------------------------
Guarantee Rate:                                                  5.50% per annum
----------------------------------------------------------------------------------------------------------------
Full Surrender:                                                  Middle of Contract Year 3
----------------------------------------------------------------------------------------------------------------
Policy Value at middle of policy year 3                          = 50,000 * (1.055) /\ 2.5 = 57,161.18
----------------------------------------------------------------------------------------------------------------
Surrender Charge Free Amount at middle of policy
 year 3                                                          = 57,161.18* .30 = 17,148.35
----------------------------------------------------------------------------------------------------------------
EIA Free Amount at middle of policy year 3                       = 57,161.18 - 50,000 = 7,161.18
----------------------------------------------------------------------------------------------------------------
Amount Subject to EIA                                            = 57,161.18 - 7,161.18 = 50,000.00
----------------------------------------------------------------------------------------------------------------
EIA Floor                                                        = 50,000* (1.03) /\ 2.5 = 53,834.80
----------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment
G = .055
C = .045
M = 30
----------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment                                       = S* (G - C)* (M/12)
----------------------------------------------------------------------------------------------------------------
                                                                 = 50,000* (.055 - .045)* (30/12)
----------------------------------------------------------------------------------------------------------------
                                                                 = 1,250.00
----------------------------------------------------------------------------------------------------------------
Adjusted Policy Value                                            = PV + EIA
----------------------------------------------------------------------------------------------------------------
                                                                 = 57,161.18 + 1,250.00 = 58,411.18
----------------------------------------------------------------------------------------------------------------
Surrender Charge                                                 = (50,000 - 17,148.35)* .06 = 1,971.10
----------------------------------------------------------------------------------------------------------------
Cash Value at middle of policy year 3                            = PV + EIA- Surrender Charge
----------------------------------------------------------------------------------------------------------------
                                                                 = 57,161.18 + 1,250 - 1,971.10
----------------------------------------------------------------------------------------------------------------
                                                                 = 56,440.08
----------------------------------------------------------------------------------------------------------------


On a partial withdrawal, PFL will pay the owner the full amount of withdrawal requested (as long as the policy value is sufficient). Surrender charge--Free withdrawals will reduce the policy value by the amount withdrawn. Amounts withdrawn in excess of the surrender charge--Free amount will reduce the policy value by an amount equal to:

                                   X - Y + Z


 X = excess partial withdrawal = requested withdrawal less surrender charge-- free amount

 A = amount of partial withdrawal which is subject to excess interest adjustment = requested withdrawal- excess interest adjustment--free amount, where excess interest adjustment--free amount = cumulative interest credited at time of, but prior to, withdrawal.

 Y = excess interest adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.

 Z  =  surrender charge on X minus Y.

             EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):
             -----------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Single Premium:                                             $50,000
-----------------------------------------------------------------------------------------------------------------
Guarantee Period:                                           5 Years
-----------------------------------------------------------------------------------------------------------------
Guarantee Rate:                                             5.50% per annum
-----------------------------------------------------------------------------------------------------------------
Partial Surrender:                                          $30,000; Middle of Contract Year 3
-----------------------------------------------------------------------------------------------------------------
Policy Value at middle of policy year 3                     = 50,000* (1.055) /\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------
Surrender Charge Free Amount at middle of policy year 3     = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------
EIA Free Amount at middle of policy year 3                  = 57,161.18-50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment/Surrender Charge
 X  =  30,000-17,148.35 = 12,851.65
 A  =  30,000-7,161.18 = 22,838.82
 G  =  .055
 C  =  .065
 M  =  .30
 Y  =  22,838.82* (.055-.065)* (30/12) = -570.97
 Z  =  .06* [12,851.65- (-570.97)] = 805.36
-----------------------------------------------------------------------------------------------------------------
Reduction to policy value due to                            = 17,148.35
Surrender Charge--Free withdrawal
-----------------------------------------------------------------------------------------------------------------
Reduction to policy value due to Excess Withdrawal          = X-Y + Z
-----------------------------------------------------------------------------------------------------------------
                                                            = 12,851.65 - (-570.97) + 805.36
-----------------------------------------------------------------------------------------------------------------
                                                            = 14,227.98
-----------------------------------------------------------------------------------------------------------------
Policy Value after withdrawal at middle of policy year 3    = 57,161.18 - [17,148.35 + 14,227.98]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [17,148.35 + 12,851.65 - ( - 570.97)
                                                              + 805.36]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [30,000 - ( - 570.97) + 805.36]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - 31,376.33 = 25,784.85
-----------------------------------------------------------------------------------------------------------------

             EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):
             -----------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Single Premium:                                             $50,000
-----------------------------------------------------------------------------------------------------------------
Guarantee Period:                                           5 Years
-----------------------------------------------------------------------------------------------------------------
Guarantee Rate:                                             5.50% per annum
-----------------------------------------------------------------------------------------------------------------
Partial Surrender:                                          $30,000; Middle of Contract Year 3
-----------------------------------------------------------------------------------------------------------------
Policy Value at middle of policy year 3                     = 50,000* (1.055) /\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------------------------------
Surrender Charge Free Amount at middle of policy year 3     = 57,161.18* .30 = 17,148.35
-----------------------------------------------------------------------------------------------------------------
EIA Free Amount at middle of policy year 3                  = 57,161.18 - 50,000 = 7,161.18
-----------------------------------------------------------------------------------------------------------------
Excess Interest Adjustment/Surrender Charge
 X  =  30,000 - 17,148.35 = 12,851.65
 A  =  30,000 - 7,161.18 = 22,838.82
 G  =  .055
 C  =  .045
 M  =  30
 Y  =  22,838.82* (.055 - .045)* (30/12) = 570.97
 Z  =  .06* [12,851.65 - (570.97)] = 736.84
-----------------------------------------------------------------------------------------------------------------
Reduction to policy value due to
Surrender Charge--Free Withdrawal                           = 17,148.35
-----------------------------------------------------------------------------------------------------------------
Reduction to policy value due to Excess Withdrawal          = X - Y + Z
-----------------------------------------------------------------------------------------------------------------
                                                            = 12,851.65 - 570.97 + 736.84
-----------------------------------------------------------------------------------------------------------------
                                                            = 13,017.52
-----------------------------------------------------------------------------------------------------------------
Policy Value after withdrawal at middle of policy year 3    = 57,161.18 - [17,148.35 + 13,017.52]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [17,148.35 + 12,851.65 - 570.97
                                                              + 736.84]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - [30,000 - (570.97) + 736.84]
-----------------------------------------------------------------------------------------------------------------
                                                            = 57,161.18 - 30,165.87 = 26,995.31
-----------------------------------------------------------------------------------------------------------------

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount of the separate account then credited to a policy into an equal value of annuity units of one or more other subaccounts of the separate account, or the fixed account. An annuity unit is an accounting unit used in the calculation of the amount of the second and each subsequent variable annuity payment. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of policy value may be made in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with fixed (level) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

          Annuity Commencement Date     ADJUSTED AGE
          -------------------------     ------------
          Before 2001                   Actual Age
          2001-2010                     Actual Age minus 1
          2011-2020                     Actual Age minus 2
          2021-2030                     Actual Age minus 3
          2031-2040                     Actual Age minus 4
          After 2040                    As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

DEATH BENEFIT

Adjusted Partial Withdrawal. The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is the sum of
(1) and (2), where:

  (1) The surrender charge-free withdrawal amount taken; and

  (2) The amount that an excess partial withdrawal (the portion of a withdrawal that can be subject to a surrender charge) reduces the policy value times [(a) divided by (b)] where:

      (a) is the amount of the death benefit prior to the excess partial withdrawal; and

      (b) is the policy value prior to the excess partial withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and policy value.

--------------------------------------------------------------------------------------------
                                   EXAMPLE 1
                          (Assumed Facts for Example)
--------------------------------------------------------------------------------------------
$75,000   current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
--------------------------------------------------------------------------------------------
$50,000   current policy value before withdrawal
--------------------------------------------------------------------------------------------
$75,000   current death benefit (larger of policy value and GMDB)
--------------------------------------------------------------------------------------------
6%        current surrender charge percentage
--------------------------------------------------------------------------------------------
$15,000   requested withdrawal
--------------------------------------------------------------------------------------------
$10,000   surrender charge-free amount (assumes 20% cumulative free percentage is available)
--------------------------------------------------------------------------------------------
$ 5,000   excess partial withdrawal (EPW)  (amount subject to surrender charge)
--------------------------------------------------------------------------------------------
$   100   excess interest adjustment -
          (assumes interest rates have decreased since initial guarantee)
--------------------------------------------------------------------------------------------
$   294   surrender charge on (EPW less EIA)=0.06*(5000-100)
--------------------------------------------------------------------------------------------
$ 5,194   reduction in policy value due to excess partial withdrawal = 5000-100+294
--------------------------------------------------------------------------------------------
$17,791   adjusted partial withdrawal = $10,000+ [$5,194 * (75,000/50,000)]
--------------------------------------------------------------------------------------------
$57,209   New GMDB  (after withdrawal) = 75,000- 17,791
--------------------------------------------------------------------------------------------
$34,806   New policy value (after withdrawal)=50,000-10,000-5,194
--------------------------------------------------------------------------------------------

Summary:
-------
Reduction in Guaranteed Minimum Death Benefit     = $17,791

Reduction in policy value                         = $15,194

Note, Guaranteed Minimum Death Benefit is reduced more than the policy value since the Guaranteed Minimum Death Benefit was greater than the policy value just prior to the withdrawal.

--------------------------------------------------------------------------------------------
                                   EXAMPLE 2
                          (Assumed Facts for Example)
--------------------------------------------------------------------------------------------
$50,000   current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
--------------------------------------------------------------------------------------------
$75,000   current policy value before withdrawal
--------------------------------------------------------------------------------------------
$75,000   current death benefit (larger of policy value and GMDB)
--------------------------------------------------------------------------------------------
6%        current surrender charge percentage
--------------------------------------------------------------------------------------------
$15,000   requested withdrawal
--------------------------------------------------------------------------------------------
$11,250   surrender charge-free amount (assumes 15% cumulative free percentage is available)
--------------------------------------------------------------------------------------------
$ 3,750   excess partial withdrawal (EPW)  (amount subject to surrender charge)
--------------------------------------------------------------------------------------------
$  -100   excess interest adjustment -
          (assumes interest rates have increased since initial guarantee)
--------------------------------------------------------------------------------------------
$   231   surrender charge on (EPW less EIA)=0.06*[(3750-(-100))]
--------------------------------------------------------------------------------------------
$ 4,081   reduction in policy value due to EPW= 3750-(-100) +231 =3750 + 100 +231
--------------------------------------------------------------------------------------------
$15,331   Adjusted Partial Withdrawal = $11,250+ [$4,081 * (75,000/75,000)]
--------------------------------------------------------------------------------------------
$34,669   New GMDB  (after withdrawal) = 50,000- 15,331
--------------------------------------------------------------------------------------------
$59,669   New policy value (after withdrawal)=75,000-11,250-4,081
--------------------------------------------------------------------------------------------

Summary:
-------
Reduction in GMDB             = $15,331

Reduction in policy value     = $15,331

Note, GMDB and policy value are reduced by the same amount since the policy value was higher than the GMDB just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit. (See "Certain Federal Income Tax Consequences")

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).


Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

DEATH OF OWNER


Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary; (2) the owner is not a natural person and the primary annuitant dies or is changed; or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" below for a detailed description of these rules. Other rules may apply to qualified policies.

ASSIGNMENT


During the lifetime of the annuitant the owner may assign any rights or benefits provided by a nonqualified policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.


Unless the owner so directs by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.


Ownership under qualified policies is restricted to comply with the Internal Revenue Code.

EVIDENCE OF SURVIVAL

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING


The policy will not share in PFL's surplus earnings; no dividends will be paid.


EMPLOYEE AND AGENT PURCHASES


The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES


The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a POLICY, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE POLICY


The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Retirement Income Builder that require the underlying funds and their portfolios to be operated in compliance with the Treasury regulations.


Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the Internal Revenue Service stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."



The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the owner of a policy has the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the separate account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the separate account.


Distribution Requirements. The code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the annuity commencement date, and such owner's surviving spouse is named beneficiary, then the policy may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of the owner. The policy contains provisions intended to comply with these requirements of the code. No regulations interpreting these requirements of the code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such code requirements. The provisions contained in the policies will be reviewed and modified if necessary to maintain their compliance with the code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into PFL's policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.


For qualified plans under Section 401(a), 403(a), 403(b), and 457, the code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the code), or if the policy is a traditional individual retirement annuity, then distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.


PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a successor owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 (v) an annuity payment option with a Period Certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


Section 408 of the code also indicates that no part of the funds for an individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy under Section 408 of the code. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.


Section 403(b) Plans. Under Section 403(b) of the code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.


Deferred Compensation Plans. Section 457 of the code, while not actually providing for a qualified plan (as that term is not used in the code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For not governmental 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


Non-natural Persons. Pursuant to Section 72(u) of the code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the cash value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the code does not apply to (i) a policy the nominal owner of which is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualifying under Section 457) or (iv) a single-payment annuity the commencement date for which is no later than one year from the date of the single premium payment; such policies are taxed as described in the prospectus.


Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the policy.

TAXATION OF PFL


PFL at present is taxed as a life insurance company under part I of subchapter L of the code. The separate account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under subchapter M of the code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the separate account, PFL may make a charge to the separate account.

                             INVESTMENT EXPERIENCE


A "Net Investment Factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

ACCUMULATION UNITS


Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.


Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the policy application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1.000000 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's administrative and service office are open for business.


An index (the "Net Investment Factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.


The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:


     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus


     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus


     (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the subaccount;


  (b) the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and



  (c) is the charge for mortality and expense risk during the valuation period (equal on an annual basis to 1.10% for the Return of Premium Death Benefit and 1.25% for both the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit) of the daily net asset value of the subaccount, plus the .15% administrative charge for all three Death Benefit Options.

              ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

       FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

          (Assume Either the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit is in effect.)

Investment Experience Factor = (A + B - C) - E
                                ----------
                                    D


Where: A =  The Net Asset Value of an underlying fund share as of the end of the current valuation period.
          Assume....................................... A = $11.57

     B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
          Assume............................................. B = 0

     C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
          Assume.............................................. C = 0

     D = The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
          Assume...................................... D = $11.40

     E = The daily deduction for mortality and expense risk fee and administrative charges, which totals 1.40% on an annual basis.
          On a daily basis............................ = .0000380909

Then, the Investment Experience Factor = (11.57 + 0 - 0) - .0000380909 = Z =
                                          -------------
1.0148741898
                                              11.40


       FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A * B

Where: A = The accumulation unit value for the immediately preceding valuation period.
           Assume........................................... = $ X

       B = The Net Investment Factor for the current valuation period.
           Assume............................................. = Y

Then, the accumulation unit value = $ X * Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

       (a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

       (b) is the net investment factor for that subaccount for the valuation period; and

       (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

  (i) is the result of:

          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

          (3) a per share charge or credit for any taxes reserved for, which PFL determines to have resulted from the investment operations of the subaccount.

   (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

   (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% (for Death Benefit Option A) or 1.40% (for Death Benefit Options B and C) of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity unit value = A * B * C

Where: A =  Annuity unit value for the immediately preceding valuation period.
            Assume.......................................... = $ X

       B = Investment Experience Factor for the valuation period for which the annuity unit value is being calculated.
            Assume............................................ = Y

       C = A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
            Assume............................................ = Z

Then, the annuity unit value is:
     $ X * Y * Z = $ Q

   FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE
                                ANNUITY PAYMENT

First monthly variable annuity payment = A * B
                                         -----
                                          $1,000


Where: A =  The policy value as of the annuity commencement date.
            Assume.......................................... = $ X

     B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
          Assume............................................ = $ Y


Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   -------
                                                     1,000

     FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
             REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                           -
                           B

Where: A =  The dollar amount of the first monthly variable annuity payment.
            Assume................................................. = $ X

       B = The annuity unit value for the Valuation Date on which the first monthly payment is due.
            Assume................................................. = $ Y

Then, the number of annuity units =   $ X = Z
                                      ---
                                      $ Y

FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent premium payments, or withdrawals, that there were no premium taxes and that the $100,000 premium is subject to the family income protector. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the rider is issued, that the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider), and that there was no upgrade of the minimum annuitization value. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.

Life Only = Life Annuity with No Period Certain                    Life 10 = Life Annuity with 10 Years Certain
==========================================================================================================================
Rider Anniversary at         Male                               Female                        Joint & Survivor
--------------------         ----                               ------                        ----------------
 Exercise Date
--------------------------------------------------------------------------------------------------------------------------
                             Life Only       Life 10            Life Only       Life 10       Life Only       Life 10
--------------------------------------------------------------------------------------------------------------------------
          10 (age 70)          $ 1,135         $ 1,067            $   976         $   949       $   854         $   852
--------------------------------------------------------------------------------------------------------------------------
          15                     1,833           1,634              1,562           1,469         1,332           1,318
--------------------------------------------------------------------------------------------------------------------------
          20 (age 80)            3,049           2,479              2,597           2,286         2,145           2,078
==========================================================================================================================


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts.
The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

PFL may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

PFL may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:

NCS = The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =  Per unit expenses of the subaccount for the 7-day period.
UV =  The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the VIP Money Market Subaccount was _____%, and the effective yield was _____% for the Return of Premium Death Benefit. For the seven days ended December 31, 1998, the yield of the VIP Money Market Subaccount was _____%, and the effective yield was _____% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

OTHER SUBACCOUNT YIELDS

PFL may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts of the separate account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and
(iii) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

               Yield = 2 * ((((NI - ES)/(U *x UV)) + 1)/6/ - 1)

Where:

NI   =  Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES   =  Expenses of the subaccount for the 30-day period.
U    =  The average number of units outstanding.
UV   =  The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount of the separate account will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

TOTAL RETURNS

PFL may from time to time also advertise or disclose total returns for one or more of the subaccounts of the separate account for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the subaccount's underlying portfolio, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                              P (1 + T)/N/ = ERV

Where:

T    =  The average annual total return net of subaccount recurring charges.
ERV  =  The ending redeemable value of the hypothetical account at the end of the period.
P    =  A hypothetical initial payment of $1,000.
N    =  The number of years in the period.

OTHER PERFORMANCE DATA

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                              CTR = (ERV / P) - 1

Where:

CTR  =  The cumulative total return net of subaccount recurring charges for the period.
ERV  =  The ending redeemable value of the hypothetical investment at the end of the period.
P    =  A hypothetical initial payment of $1,000.


All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

ADJUSTED HISTORICAL PERFORMANCE DATA

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the separate account commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that were in effect at the inception of the subaccounts.

                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and they should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations such as debt or commercial paper obligations.

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all policy owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies. However, PFL reserves the right to discontinue the offering of the policies.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services related to the Retirement Income Builder Variable Annuity policies was $_________ and $2,337,939.76. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services during 1996 or prior years.

                                OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

                               CUSTODY OF ASSETS

The assets of each of the subaccounts of the separate account are held by PFL. The assets of each of the subaccounts of the separate account are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the policies to PFL.


                             INDEPENDENT AUDITORS

The Financial Statements of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the Financial Statements of certain subaccounts of the PFL Retirement Builder Variable Annuity Account (which comprises the Retirement Income Builder Variable Annuity) at December 31, 1998 and for each of the two years for the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                             FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The Financial Statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (a)(2) Termination of Principal Distribution Agreement by and
                      between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities Inc. Note 6

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) (a) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

               (b) Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6.

               (c) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

               (d) Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union "Flexible Premium Individual Deferred" Variable Annuity. Note 5.

               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

               (d) Form of Application for the Multi-Manager Retirement Income Builder "Flexible Premium Individual Deferred Variable Annuity." Note 6.

          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

               (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 3

               (c) Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, and AFSG Securities Corporation. Note 6

            (c)(1) Amendment No.1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

               (d) Form of Participation Agreement by and between PFL Life Insurance Company and Evergreen Variable Trust. Note 5

               (e) Amended Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 5

               (f) Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 4

            (f)(1) Addendum to Participation Agreement, dated as of November 24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and PFL Life Insurance Company. Note 4

           (g)(1) Amendment to Participation Agreement, dated as of December 15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company.
                    Note 6.

               (h) Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 6

               (i) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

               (j) Amendment to Participation Agreement, dated as of April 15, 1997, between Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock Index fund), and, PFL Life Insurance Company. Note 6.

               (k) Amendment No. 5 to Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 7.

          (9)       Opinion and Consent of Counsel.  Note 2

          (10) (a)  Consent of Independent Auditors.  Note 8
               (b)  Opinion and Consent of Actuary.  Note 6

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 2

          (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy. Note 6. Larry N.
                    Norman

          ------------------------


          Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

          Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

          Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

          Note 4. Filed with Post-Effective Amendment No. 2 to this form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

          Note 5. Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

          Note 6. Filed with Post Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

          Note 7.  Filed herewith.

          Note 8.  To be filed by future Amendment.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
William L. Busler                  Director, Chairman of the Board and
4333 Edgewood Road N.E.            President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                   Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            General Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                 Director, Senior Vice President, Chief
4333 Edgewood Road N.E.            Investment Officer and Corporate Actuary
Cedar Rapids, Iowa 52499-0001


Larry N. Norman                    Director and Executive Vice President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Corporate Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Vice President, Treasurer and Chief
4333 Edgewood Road N.E.            Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                         Jurisdication of   Percent of Voting
Name                                     Incorporation      Securities Owned                   Business
----                                     -------------      ----------------                   --------

AEGON N.V.                               Netherlands        53.63% of Vereniging               Holding company
                                         Corporation        AEGON Netherlands
                                                            Membership Association

Groninger Financieringen B.V.            Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON Netherland N.V.                    Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON Nevak Holding B.V.                 Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON International N.V.                 Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

Voting Trust                             Delaware                                              Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                       Delaware           100% of Voting Trust               Holding company
Corporation

Short Hills Management                   New Jersey         100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                        New York           100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

AEGON Management                         Indiana            100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

RCC North America Inc                    Delaware           100% of AEGON U.S.                 Holding company
                                                            Holding Corporation

AEGON USA, Inc.                          Iowa               100% AEGON U.S.                    Holding company
                                                            Holding Corporation

AUSA Holding Company                     Maryland           100% AEGON USA, Inc.               Holding company

Monumental General Insurance             Maryland           100% AUSA Holding Co.              Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.         Kansas             100% Monumental General            Sale/admin. of travel
                                                            Insurance Group, Inc.              insurance

Monumental General                       Maryland           100% Monumental General            Provides management srvcs.
Administrators, Inc.                                        Insurance Group, Inc.              to unaffiliated third party
                                                                                               administrator

Executive Management and                 Maryland           100% Monumental General            Provides actuarial consulting
Consultant Services, Inc.                                   Administrators, Inc.               services

Monumental General Mass                  Maryland           100% Monumental General            Marketing arm for sale of
Marketing, Inc.                                             Insurance Group, Inc.              mass marketed insurance
                                                                                               coverages

Diversified Investment                   Delaware           100% AUSA Holding Co.              Registered investment advisor
Advisors, Inc.

Diversified Investors Securities         Delaware           100% Diversified Investment        Broker-Dealer
Corp.                                                       Advsiors, Inc.

AEGON USA Securities, Inc.               Iowa               100% AUSA Holding Co.              Broker-Dealer

Supplemental Ins. Division, Inc.         Tennessee          100% AUSA Holding Co.              Insurance

Creditor Resources, Inc.                 Michigan           100% AUSA Holding Co.              Credit insurance

CRC Creditor Resources                   Canada             100% Creditor Resources, Inc.      Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                     Iowa               100% AUSA Holding Co.              Investment advisor
Management, Inc.

AEGON USA Realty                         Iowa               100% AUSA Holding Co.              Provides real estate
Advisors, Inc.                                                                                 administrative and real
                                                                                               estate investment services

Quantra Corporation                      Delaware           100% AEGON USA Realty              Real estate and financial
                                                            Advisors, Inc.                     software production and sales

Quantra Software Corporation             Delaware           100% Quantra Corporation           Manufacture and sell
                                                                                               mortgage loan and security
                                                                                               management software

Landauer Realty Advisors, Inc.           Iowa               100% AEGON USA Realty              Real estate counseling
                                                            Advisors, Inc.

Landauer Associates, Inc.                Delaware           100% AEGON USA Realty              Real estate counseling
                                                            Advisors, Inc.

Realty Information Systems, Inc.         Iowa               100% AEGON USA Realty              Information Systems for
                                                            Advisors, Inc.                     real estate investment
                                                                                               management

AEGON USA Realty                         Iowa               100% AEGON USA                     Real estate management
Management, Inc.                                            Realty Advisors, Inc.


USP Real Estate Investment Trust         Iowa               21.89% First AUSA Life Ins. Co.    Real estate investment trust
                                                            13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United Life
                                                            Assurance Co.

RCC Properties Limited                   Iowa               AEGON USA Realty Advisors,         Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

AUSA Financial Markets, Inc.             Iowa               100% AUSA Holding Co.              Marketing

Endeavor Investment Advisors             California         49.9% AUSA Financial               General Partnership
                                                            Markets, Inc.

Universal Benefits Corporation           Iowa               100% AUSA Holding Co.              Third party administrator

Investors Warranty of                    Iowa               100% AUSA Holding Co.              Provider of automobile
America, Inc.                                                                                  extended maintenance
                                                                                               contracts

Massachusetts Fidelity Trust Co.         Iowa               100% AUSA Holding Co.              Trust company

Money Services, Inc.                     Delaware           100% AUSA Holding Co.              Provides financial counseling
                                                                                               for employees and agents of
                                                                                               affiliated companies

Zahorik Company, Inc.                    California         100% AUSA Holding Co.              Broker-Dealer

ZCI, Inc.                                Alabama            100% Zahorik Company, Inc.         Insurance agency

AEGON Asset Management                   Delaware           100% AUSA Holding Co.              Registered investment advisor
Services, Inc.

Intersecurities, Inc.                    Delaware           100% AUSA Holding Co.              Broker-Dealer

ISI Insurance Agency, Inc.               California         100% Western Reserve Life          Insurance agency
                                                            Assurance Co. of Ohio

ISI Insurance Agency                     Ohio               100% ISI Insurance Agency, Inc.    Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Texas              100% ISI Insurance Agency, Inc.    Insurance agency
of Texas, Inc.

ISI Insurance Agency                     Massachusetts      100% ISI Insurance Agency Inc.     Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial             Michigan           100% Intersecurities, Inc.         Holding co./management
Group, Inc.                                                                                    services

Mariner Financial Services, Inc.         Michigan           100% Associated Mariner            Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation             Michigan           100% Mariner Financial             Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.          Michigan           100% Associated Mariner            Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency                Hawaii             100% Associated Mariner            Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts      100% Associated Mariner            Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency                Ohio               100% Associated Mariner            Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency                Texas              100% Associated Mariner            Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency                New Mexico         100% Associated Mariner            Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.                   Michigan           100% Associated Mariner            Mortgage origination
                                                            Financial Group, Inc.

Idex Investor Services, Inc.             Florida            100% AUSA Holding Co.              Shareholder services

Idex Management, Inc.                    Delaware           50% AUSA Holding Co.               Investment advisor
                                                            50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts      Various                            Mutual fund

IDEX Fund                                Massachusetts      Various                            Mutual fund

IDEX Fund 3                              Massachusetts      Various                            Mutual fund

First AUSA Life Insurance                Maryland           100% AEGON USA, Inc.               Insurance holding company
Company

AUSA Life Insurance                      New York           100% First AUSA Life               Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance                 Iowa               100% First AUSA Life Ins. Co.      Insurance
Company of America

Life Investors Alliance, LLC             Delaware           100% LIICA                         Purchase, own, and hold
                                                                                               the equity interest of other
                                                                                               entities.

Bankers United Life                      Iowa               100% Life Investors Ins.           Insurance
Assurance Company                                           Company of America

Life Investors Agency                    Iowa               100% Life Investors Ins.           Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company               Iowa               100% First AUSA Life Ins. Co.      Insurance

AEGON Financial Services                 Minnesota          100% PFL Life Insurance Co.        Marketing
Group, Inc.

AEGON Assignment Corporation             Kentucky           100% AEGON Financial               Administrator of structured
of Kentucky                                                 Services Group, Inc.               settlements

AEGON Assignment Corporation             Illinois           100% AEGON Financial Services      Administrator of structured
                                                            Group, Inc.                        settlements

Southwest Equity Life Ins. Co.           Arizona            100% of Common Voting Stock        Insurance
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona            100% of Common Voting Stock        Insurance
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance           Ohio               100% First AUSA Life Ins. Co.      Insurance
Co. of Ohio

WRL Series Fund, Inc.                    Maryland           Various                            Mutual fund

WRL Investment Services, Inc.            Florida            100% Western Reserve Life          Provides administration for
                                                            Assurance Co. of Ohio              affiliated mutual fund

WRL Investment                           Florida            100% Western Reserve Life          Registered investment advisor
Management, Inc.                                            Assurance Co. of Ohio

AEGON Equity Group, Inc.                 Florida            100% Western Reserve Life          Insurance Agency
                                                            Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland           100% First AUSA Life Ins. Co.      Insurance

AEGON Special Markets                    Maryland           100% Monumental Life Ins. Co.      Marketing
Group, Inc.

Monumental General Casualty Co.          Maryland           100% First AUSA Life Ins. Co.      Insurance

United Financial Services, Inc.          Maryland           100% First AUSA Life Ins. Co.      General agency

Bankers Financial Life Ins. Co.          Arizona            100% First AUSA Life Ins. Co.      Insurance

The Whitestone Corporation               Maryland           100% First AUSA Life Ins. Co.      Insurance agency

Cadet Holding Corp.                      Iowa               100% First AUSA Life               Holding company
                                                            Insurance Company

Commonwealth General                     Delaware           100% AEGON USA                     Holding company
Corporation ("CGC")

PB Series Trust                          Massachusetts      N/A                                Mutual fund

Monumental Agency Group, Inc.            Kentucky           100%  CGC                          Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                      Delaware           100% CGC                           TPA for Peoples Security Life
                                                                                               Insurance Company

Durco Agency, Inc.                       Virginia           100% Benefit Plans, Inc.           General agent

Commonwealth General.                    Kentucky           100% CGC                           Administrator of structured
Assignment Corporation                                                                         settlements

AFSG  Securities Corporation             Pennsylvania       100% CGC                           Broker-Dealer

PB Investment Advisors, Inc.             Delaware           100% CGC                           Registered investment advisor

Diversified Financial Products Inc.      Delaware           100% CGC                           Provider of investment,
                                                                                               marketing and admin.
                                                                                               services to ins. cos.

AEGON USA Real Estate                    Delaware           100% Diversified Financial         Real estate and mortgage
Services, Inc.                                              Products Inc.                      holding company

Capital Real Estate                      Delaware           100% CGC                           Furniture and equiment lessor
Development Corporation

Capital General Development              Delaware           100% CGC                           Holding company
Corporation

Ammest Realty Corporation                Texas              100% Peoples Security Life         Special purpose subsidiary
                                                            Insurance Company

JMH Operating Company, Inc.              Mississippi        100% Peoples Security Life         Real estate holdings
                                                            Insurance Company

Independence Automobile                  Florida            100% Capital Security              Automobile Club
Association, Inc.                                           Life Insurance Company

Independence Automobile                  Georgia            100% Capital Security              Automobile Club
Club, Inc.                                                  Life Insurance Company

Capital 200 Block Corporation            Delaware           100% CGC                           Real estate holdings

Capital Broadway Corporation             Kentucky           100% CGC                           Real estate holdings

Southlife, Inc.                          Tennessee          100% CGC                           Investment subsidiary

Ampac Insurance Agency, Inc.             Pennsylvania       100% CGC                           Provider of management
(EIN 23-1720755)                                                                               support services

National Home Life Corporation           Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.


Compass Rose Development                 Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Frazer Association Consultants, Inc.     Illinois           100% Ampac Insurance               TPA license-holder
                                                            Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania       100% Ampac Insurance               Furniture & equipment lessor
                                                            Agency, Inc.

Veterans Benefits Plans, Inc.            Pennsylvania       100% Ampac Insurance               Administator of group
                                                            Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.        Delaware           100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.

Financial Planning Services, Inc.        Dist. Columbia     100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.

Academy Insurance Group, Inc.            Delaware           100% CGC                           Holding company

Academy Life Insurance Co.               Missouri           100% Academy Insurance             Insurance company
                                                            Group, Inc.

Pension Life Insurance                   New Jersey         100% Academy Insurance             Insurance company
Company of America                                          Group, Inc.

Academy Services, Inc.                   Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ammest Development Corp. Inc.            Kansas             100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.            California         100% Academy Insurance             General agent
                                                            Group, Inc.

Ammest Massachusetts                     Massachusetts      100% Academy Insurance             Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                      Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ampac,  Inc.                             Texas              100% Academy Insurance             Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.             Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.

Data/Mark Services, Inc.                 Delaware           100% Academy Insurance             Provider of mgmt. services
                                                            Group, Inc.

Force Financial Group, Inc.              Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.           Massachusetts      100% Force Fin. Group, Inc.        Special-purpose subsidiary

Military Associates, Inc.                Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                    Georgia            100% Academy Insurance             Automobile club
                                                            Group, Inc.

NCOAA Management Company                 Texas              100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Unicom Administrative                    Pennsylvania       100% Academy Insurance             Provider of admin. services
Services, Inc.                                              Group, Inc.

Unicom Administrative                    Germany            100%Unicom Administrative          Provider of admin. servcies
Services, GmbH                                              Services, Inc.


Capital Liberty, L.P.                    Delaware           79.2% Commonwealth Life            Holding Company
                                                            Insurance Company
                                                            19.8% Peoples Security Life
                                                            Insurance Company
                                                            1% CGC

Commonwealth General LLC                 Turks &            100% CGC                           Special-purpose subsidiary
                                         Caicos Islands

Peoples Benefit Life                     Missouri           3.7% CGC                           Insurance company
Insurance Company                                           20% Capital Liberty, L.P.
                                                            76.3% Monumental Life
                                                            Ins. Co.

Veterans Life Insurance Co.              Illinois           100% Peoples Benefit Life          Insurance company
                                                            Insurance Company

Peoples Benefit Services, Inc.           Pennsylvania       100% Veterans Life Ins. Co.        Special-purpose subsidiary

Item 27.  Number of Contract Owners

          As of December 31, 1998, there were 3,975 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:


Larry N. Norman                    Sarah J. Strange
Director and President             Director and Vice President

Frank A. Camp                      Bob Warner
Director and Secretary             Assistant Compliance Officer

Lisa Wachendorf                    Linda Gilmer
Vice President and Chief           Treasurer/Controller
Compliance President

Debra C. Cubero                    Priscilla Hechler
Vice President                     Assistant Secretary and Assistant Vice President

Emily Bates                        Thomas Pierpan
Assistant Treasurer                Assistant Secretary and Assistant Vice President

Clifton Flenniken                  Darin D. Smith
Assistant Treasurer                Assistant Secretary and Assistant Vice President

Anne Spaes
Vice President

--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AFSG Securities Corporation, the broker/dealer, received $4,917,718.82 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $1,872,219.13 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.



Section 403(b) Representations
------------------------------

PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20/th/ day of January, 1999.


                                        PFL RETIREMENT BUILDER
                                        VARIABLE ANNUITY ACCOUNT

                                        PFL LIFE INSURANCE COMPANY
                                        Depositor


                                        _______________________________*
                                        William L. Busler
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                           Title                    Date
----------                           -----                    ----

                       *             Director                 January ___, 1999
-----------------------
Patrick S. Baird

/s/  Craig D. Vermie                 Director                 January 20, 1999
-----------------------
Craig D. Vermie

                       *             Director                 January ___, 1999
-----------------------
William L. Busler          (Principal Executive Officer)

                       *             Director                 January ___, 1999
-----------------------
Larry N. Norman

                       *             Director                 January ___, 1999
-----------------------
Douglas C. Kolsrud

                       *             Vice President and       January ___, 1999
-----------------------
Robert J. Kontz                      Corporate Controller

                       *             Treasurer                January ___, 1999
-----------------------
Brenda K. Clancy


*  By Craig D. Vermie, attorney in fact.

                                                                REGISTRATION NO.
                                                                        333-7509



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549


                                ______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                ______________

                                 EXHIBIT INDEX
                                 -------------

EXHIBIT NO.      DESCRIPTION OF EXHIBIT                             PAGE NO. *
-----------      ----------------------                             ----------

(4)(c)           Form of Policy Endorsement for the Retirement
                 Income Builder Variable Annuity. (GMIB)

(4)(d)           Form of Policy Endorsement for the Retirement
                 Income Builder Variable Annuity. (403(b) Policy
                 Loan)

(8)(k)           Amendment No. 5 to Participation Agreement among
                 WRL Series Fund, Inc., Western Reserve Life
                 Assurance Co. of Ohio, and PFL Life Insurance
                 Company.


__________________
* Page numbers included only in manually executed original.